Commitments	3 Months Ended
Jun. 30, 2011
Commitments
Commitments

Note 5 – Commitments

The Company leases an office suite for its Tampa, Florida headquarters. The terms of the lease extends until February 28, 2012. The Company is required to pay a base rent of $17,595 for the twelve months period ending February 28, 2012. The total expected lease payments through December 31, 2011 is

$8,798 and for the two months ended February 28, 2012 is $2,933 for the total of $11,730.

The Company also leases 600 square feet of office space for its termite control operation. Lease payments are $1,500 per month. The lease is on a month to month basis.